Share-based compensation - Stock option activity (Details) - CNY (¥)									12 Months Ended
	Apr. 30, 2019	Oct. 31, 2018	May 09, 2018	Apr. 30, 2018	Oct. 11, 2017	May 03, 2016	Jun. 29, 2015	Jan. 25, 2015	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Outstanding at beginning of the year (in shares)									60,161,227
Granted (in shares)	155,000	475,000	40,000,000	841,054	16,616,000	7,425,000	630,000	13,843,645
Exercised (in shares)									2,009,564
Forfeited/Cancelled (in shares)									5,953,060
Outstanding at end of the year (in shares)									52,198,603	60,161,227
Vested and expected to vest, Number of Options (in shares)									52,198,603
Exercisable, Number of Options (in shares)									8,301,673
Exercise Price
Granted (in dollars per share)			¥ 4.75
Exercised (in dollars per share)									¥ 0.27
Outstanding at end of the year (in dollars per share)	¥ 31.96	¥ 27.93	¥ 30.27	¥ 25.42			¥ 0.27	¥ 0.27
Remaining Contractual
Granted (in years)									0 years
Intrinsic value of options
Outstanding at beginning of the year									¥ 74,834,115
Outstanding at end of the year									19,538,815	¥ 74,834,115
Vested and expected to vest, Intrinsic value of options									19,538,815
Exercisable, Intrinsic value of options									¥ 13,364,215
Minimum
Exercise Price
Outstanding at beginning of the year (in dollars per share)									¥ 0.27
Forfeited/Cancelled (in dollars per share)									0.27
Outstanding at end of the year (in dollars per share)					¥ 0.27	¥ 0.27			0.27	¥ 0.27
Vested and expected to vest, Exercise Price (in dollars per share)									0.27
Exercisable, Exercise Price (in dollars per share)									¥ 0.27
Remaining Contractual
Outstanding remaining contractual term(in years)									4 years 26 days	5 years 26 days
Vested and expected to vest, Remaining Contractual (in years)									4 years 26 days
Exercisable, Remaining Contractual (in years)									4 years 26 days
Maximum
Exercise Price
Outstanding at beginning of the year (in dollars per share)									¥ 31.96
Forfeited/Cancelled (in dollars per share)									31.96
Outstanding at end of the year (in dollars per share)					¥ 27.02	¥ 10.71			31.96	¥ 31.96
Vested and expected to vest, Exercise Price (in dollars per share)									31.96
Exercisable, Exercise Price (in dollars per share)									¥ 31.96
Remaining Contractual
Outstanding remaining contractual term(in years)									8 years 3 months 29 days	9 years 3 months 29 days
Vested and expected to vest, Remaining Contractual (in years)									8 years 3 months 29 days
Exercisable, Remaining Contractual (in years)									8 years 3 months 29 days